Biocon Acquisition - Summary of Total Consideration (Details) (Parenthetical) - Biocon Acquisition [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Upfront payment	$ 991	$ 991
Held in escrow	250	250
Accrued expenses	5	131
Contingent consideration liabilities	$ 499	$ 499